Long-term investment	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-term investment

5	Long-term investment

Orangekloud Investments Pte Ltd invested S$1,000,000 for 20,588 new ordinary shares issued November 11, 2024, representing a 3.23% equity interest of Evvo Labs Pte Ltd, a cybersecurity company in Singapore, which was accounted for at fair value.

Following a restructuring and share exchange exercise, Orangekloud Investments Pte Ltd held 1,001,199 Class A ordinary shares of Evvolutions LeadTech Inc. (“EVVO”), a Cayman-incorporated entity. EVVO filed a registration statement on Form F-1 with the U.S. Securities and Exchange Commission on December 10, 2025, in connection with a proposed initial public offering (“IPO”) on the New York Stock Exchange, and subsequently disclosed an indicative IPO price range of US$4.00 to US$5.00 per share. Our fair value measurement as at December 31, 2025 was S$3,890,000. This strategic investment would enable the Company to leverage Evvo Labs’ cybersecurity capabilities to elevate ORKT’s offerings of digital transformation solutions, benefitting the Company’s end-user enterprise customers.